Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item
Fair value of securities in a continuous unrealized loss position
Total Fair Value	$ 1,906
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	7.00%	5.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	37.00%	93.00%
Number of individual securities comprising total gross unrealized losses	9	27
Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Total Fair Value	526
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	683	9,568
Fair value of securities in a continuous unrealized loss position, 12 months or more	1,223	745
Total Fair Value	1,906	10,313
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(39)	(455)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(99)	(47)
Unrealized losses on securities in a continuous unrealized loss position	(138)	(502)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0	2,174
Fair value of securities in a continuous unrealized loss position, 12 months or more	526	520
Total Fair Value	526	2,694
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0	(29)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(11)	(24)
Unrealized losses on securities in a continuous unrealized loss position	(11)	(53)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	683	7,394
Fair value of securities in a continuous unrealized loss position, 12 months or more	697	225
Total Fair Value	1,380	7,619
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(39)	(426)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(88)	(23)
Unrealized losses on securities in a continuous unrealized loss position	(127)	(449)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	615	2,966
Fair value of securities in a continuous unrealized loss position, 12 months or more	235	0
Total Fair Value	850	2,966
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(28)	(171)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(15)	0
Unrealized losses on securities in a continuous unrealized loss position	$ (43)	(171)